Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Millions														3 Months Ended	12 Months Ended
	Dec. 09, 2022 MXN ($)	Nov. 17, 2022 MXN ($) $ / shares	Nov. 07, 2022 MXN ($)	May 16, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Mar. 17, 2022 MXN ($)	Sep. 28, 2021 MXN ($)	Sep. 14, 2021 MXN ($) $ / shares	May 28, 2021 MXN ($)	[1]	Apr. 27, 2021 MXN ($) $ / shares shares	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Mar. 31, 2023	Dec. 31, 2022 MXN ($) Airport	Dec. 31, 2021 MXN ($) Facility	Dec. 31, 2019	Mar. 27, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2022 MXN ($)	Sep. 26, 2022 USD ($)	Mar. 18, 2022 MXN ($)	Mar. 18, 2022 USD ($)	Mar. 17, 2022 USD ($)	Dec. 31, 2020 MXN ($)	Jul. 01, 2020 MXN ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																12
Description of the agreement																In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions																$ 15,938,359,000
Description on concessions agreement term																On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date
Concession agreement term																The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law
Percentage of common stock voting																												85.00%
Participation percentage in stock exchanges																												100.00%
Repurchased shares price															$ 1,999,987,000	$ 3,000,037,000									$ 1,733,374,000
Cancellation of repurchase of shares, shares | shares					13,273,970						35,424,453
Capital reduction per share | $ / shares								$ 7.80			$ 3.823095061582
Capital reduction							$ 4,014,701,000		$ 2,000,000,000							6,014,701,000
Long-term debt securities																					$ 27.6			$ 50.0
Unsecured loan						$ 5,000,000,000													$ 191.0	$ 2,757,588,000			$ 191.0
Debt Securities Maturity Date						Mar. 11, 2027
Debt instruments issued															26,457,588,000	22,500,000,000									17,000,000,000
Reserve for repurchase of shares					$ 2,000,000,000			$ 2,000,000,000							2,499,473,000	5,531,292,000									$ 3,283,374,000
Capitalizing the retained earnings					$ 8,027,155,000
Dividend payment per share | $ / shares		$ 7.20		$ 7.20	$ 14.40
Dividend payment		$ 3,637,998,000		$ 3,675,745,000
Total dividend payment amount					$ 7,313,743,000										$ 7,313,743,000
Canceled Reserve for repurchase of shares					2,031,782,000						$ 1,550,000,000															$ 1,550,000,000
Events after Reporting Period [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan																		$ 5,400,000,000
Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Reserve for repurchase of shares					$ 2,000,000,000						$ 3,000,000,000															$ 1,550,000,000
Variable Rate Of TIIE 28 Plus 26 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt securities,basis points																				26.00%	26.00%
Description of derivative instruments fixed interest basis															will be payable every 28 days at a variable rate of TIIE-28 plus 26 basis points, and the principal payment will be made upon maturity, on September 21, 2026.
Variable Rate of TIIE-28 plus 18 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan						$ 2,000,000,000
Debt securities,basis points						18.00%																		18.00%
Variable Rate Of T I I E Plus38 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan	$ 1,500,000,000		$ 1,500,000,000
Debt securities,basis points	38.00%		38.00%
Description of derivative instruments fixed interest basis	variable interest rate 28 days TIIE variable plus 38 basis points, the payment of the principal will be at maturity		variable interest rate 28 days TIIE variable plus 38 basis points, the payment of the principal will be at maturity
Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt Securities Maturity Date						Mar. 04, 2032
Loan Refinanced by Scotiabank Inverlat, S.A [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan																						$ 95,500,000
Loan Refinanced by Scotiabank Inverlat, S.A [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate																						2.64%	2.64%
Loan Refinanced by BBVA Mexico [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan																						$ 95,500,000
Loan Refinanced by BBVA Mexico [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate																						2.45%	2.45%
Unsecured Debt GAP-21-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued															$ 3,000,000,000	$ 3,000,000,000
Unsecured Debt GAP-17 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued						$ 1,500,000,000
Unsecured Debt GAP-17-2 [Member] | Variable Rate Of TIIE 28 Plus 26 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued																				$ 2,300,000,000
Unsecured Debt GAP-22-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate						9.67%																		9.67%
Debt instruments issued						$ 3,000,000,000									$ 3,000,000,000
Unsecured Debt GAP-22-2 [Member] | Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan						$ 3,000,000,000
Description of derivative instruments fixed interest basis														will pay interest every 182 days at a fixed annual rate of 9.67%, with payment of the principal on March 4, 2032
Unsecured Debt GAP-22-2 [Member] | Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate						9.67%																		9.67%
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period												25 years			25 years
Concession agreement possible extension period												5 years			5 years
Concession agreement latest commence date												Oct. 10, 2019
Concession agreement payable during the following 12 months												$ 7.1
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months												2.1
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months												$ 5.0
Percentage of total aeronautical and commercial revenues obliged to pay as concession right												62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company													14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																											100.00%
Transaction cost																											$ 192.0
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003.
Percentage of stake by the company																74.50%
Percentage of stake by non controlling owners																25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions															$ 15,938,359,000
Number of operate and develop airports | Airport															12
Benefit from use of airport facilities term															50 years
Percentage of tax to be paid															5.00%	5.00%	5.00%

[1]	3.823095061582